Retirement Plans and Post-Retirement Benefits (Plan Asset Allocations) (Details)	Nov. 03, 2019	Nov. 04, 2018
Pension Plan | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, Actual allocation percentage	100.00%	100.00%
Plan assets, Target allocation percentage	100.00%	100.00%
Other Post-Retirement Benefits Plan | Commingled Funds Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, Actual allocation percentage	100.00%	100.00%
Plan assets, Target allocation percentage	100.00%	100.00%